Short-Term Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings

As of June 30, 2024 and 2025, short-term bank borrowings consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
China Merchant Bank (“CMB”)(a)	20,000,000	20,000,000
Bank of Shanghai (“BOS”)(b)	5,000,000	—
China Construction Bank (“CCB”)(c)	1,814,237	1,800,000
	26,814,237	21,800,000

(a)	In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In addition, the credit facility was also mutually guaranteed by Mr. Botao Ma and Ms Xiaohong Huang, the wife of Mr. Botao Ma. The borrowings bore interest rate ranging between 2.75% and 3.45% per annum. The term for each borrowing is one year.

For the years ended June 30, 2023, 2024 and 2025, Zhibao China Group drew down RMB 28,300,000, RMB 20,000,000 and RMB 40,000,000 (US$5,583,785) from CMB, and repaid RMB 23,300,000, RMB 25,000,000 and RMB 40,000,000 (US$5,583,785), respectively.

(b)	In September 2023, Zhibao China Group borrowed RMB 5,000,000 from BOS with maturity date due in September 2024. The loan was mutually guaranteed by Mr. Botao Ma and China Financing Guarantee Association for . The borrowings bore interest rate of 3.65% per annum. In September 2024, the Company repaid the borrowing.

(c)

Zhibao China Group borrowed loans of RMB 1,900,000 from CCB in November 2022. The borrowing bore interest rate of 3.85% per annum. For the year ended June 30, 2024 and 2025, the Company repaid borrowings of RMB 85,763 and RMB 14,237, respectively.

Interest expenses were RMB1,241,082, RMB986,785 and RMB 978,468 for short-term borrowings for the fiscal years ended June 30, 2023, 2024 and 2025. The weighted average interest rates of bank borrowings were 3.52% and 2.89% per annum as of June 30, 2024 and 2025, respectively.